Revenue from license and collaboration agreements—third parties (Details) $ in Thousands			12 Months Ended
	Oct. 08, 2013 USD ($)	Dec. 21, 2011 USD ($)	Dec. 31, 2016 USD ($) agreement	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Aug. 31, 2016 USD ($)
Revenue from license and collaboration agreements—third parties
Milestone revenue			$ 9,931	$ 19,212	$ 5,000
Amortization of upfront payment			1,679	1,907	701
Research and development services			14,834	22,941	6,635
Revenue from license and collaboration agreements—third parties			$ 26,444	44,060	12,336
Number of license and collaboration agreements | agreement			2
Threshold amount of royalties			$ 250,000
Royalty percentage after achievement of threshold for 24 months			3.00%
Royalty percentage after achievement of threshold thereafter			1.50%
License and collaboration agreement with Eli Lilly
Revenue from license and collaboration agreements—third parties
Milestone revenue				19,200
Amortization of upfront payment			$ 1,700	1,800	600
Research and development services			12,100	$ 19,400	0
Maximum amount of series of payments expected to be received	$ 86,500
Upfront payment received	$ 6,500
Number of indications achieved | item				2
License and collaboration agreement with AstraZeneca
Revenue from license and collaboration agreements—third parties
Milestone revenue			9,900	$ 0	5,000
Amortization of upfront payment			100	100	100
Research and development services			$ 2,700	$ 3,500	$ 6,600
Upfront payment received		$ 20,000
Maximum amount of series of milestone payments expected to be received		$ 120,000
Milestone payment expected to be incurred						$ 50,000
Percentage of additional royalties on net sales			5.00%